Drilling rigs, drillships, machinery and equipment, net	12 Months Ended
Dec. 31, 2014
Drilling Rigs, Drillships, Machinery And Equipment, Net [Abstract]
Drilling rigs, drillships, machinery and equipment, net
6. Drilling rigs, drillships, machinery and equipment, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	4,968,397	(568,935)	4,399,462
Additions / Transfer from drillships under construction	1,610,543	-	1,610,543
Depreciation	-	(232,980)	(232,980)
Balance December 31,2013	$6,578,940	$(801,915)	$5,777,025
Additions / Transfer from drillships under construction	752,432	-	752,432
Depreciation	-	(321,824)	(321,824)
Balance December 31,2014	$7,331,372	$(1,123,739)	$6,207,633

As of December 31, 2014, all of the Company's operating drilling rigs and drillships have been pledged as collateral to secure the Company's 6.50% senior secured notes due 2017 and term loan B facilities discussed in Note 8.